Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Schedule of changes in share options relating to ordinary shares granted

		Weighted-average	Weighted-average
	Options granted	exercise	grant date fair
	Share Number	price (US$)	value (US$)

Outstanding as of January 1, 2023	182,748,565	0.0306	0.1245
Granted	80,907,443	0.1306	0.3169
Cancelled/Forfeited	(14,700,489)	0.0579	0.1580
Outstanding as of December 31, 2023	248,955,519	0.0615	0.1851
Granted	6,635,508	0.0589	0.4133
Cancelled/Forfeited	(7,204,505)	0.1898	0.2080
Exercised	(21,537,574)	0.0068	0.1180
Outstanding as of December 31, 2024	226,848,948	0.0632	0.2086
Granted	—	—	—
Cancelled/Forfeited	(13,893,270)	0.1086	0.2260
Exercised	(23,404,920)	0.0190	0.1369
Outstanding as of December 31, 2025	189,550,758	0.0677	0.2331

Schedule of information regarding share options outstanding

	As of December 31, 2024
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands

Options outstanding	226,848,948	0.06	6.94	8,579
Exercisable	147,920,268	0.03	6.17	9,725
Expected to vest	78,928,680	0.11	8.39	(1,146)

	As of December 31, 2025
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands

Options outstanding	189,550,758	0.07	6.07	7,413
Exercisable	147,862,725	0.05	5.67	7,659
Expected to vest	41,688,033	0.11	7.48	(246)

Schedule of assumptions used to value the fair value of each option granted

	Year ended December 31,
	2023	2024
	RMB	RMB

Exercise price	RMB0.00-1.80	RMB0.00-1.80
	(US$0.00-0.25)	(US$0.00-0.25)
Fair value of the ordinary shares on the date of option grant	RMB2.04-3.10	RMB1.93-3.44
	(US$0.30-0.43)	(US$0.27-0.48)
Risk-free interest rate	2.64%-3.84%	2.51%
Contractual life	10 years	10 years
Expected forfeiture rate (post-vesting)	16%	16%
Exercise multiples	2.8	2.8
Expected dividend yield	—	—
Expected volatility	30.09%-30.41%	30.00%

(i)Risk-free interest rate is based on the yields of Chinese Mainland Government Bonds with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
(iii)The exercise multiples were estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behaviour of the grantees.
(iv)Expected volatility is assumed based on the historical volatility of the Group and the Group’s comparable companies in the period equal to the expected life of each grant.

Schedule of changes in restricted stock units relating to ordinary shares granted by the Group

		Weighted-average
	RSUs granted	grant date
	Share Number	fair value (US$)

Outstanding as of January 1, 2025	—	—
Granted	59,953,110	0.1045
Cancelled/Forfeited	(10,137,750)	0.1049
Outstanding as of December 31, 2025	49,815,360	0.1045

Schedule of share-based compensation recognized in operating expenses

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Fulfillment	195	811	672
Sales and marketing	4,682	11,055	8,294
Research and development	3,070	4,615	4,283
General and administrative	9,446	92,035	40,568
Total share-based compensation expenses	17,393	108,516	53,817